Vessels, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item vessel	Dec. 31, 2020 vessel	Dec. 31, 2019 vessel
Property, Plant and Equipment [Abstract]
Number of vessel disposed	7	0	0
Number of impaired vessels	0	0
Number of vessels provided as collateral | item	23
Vessels provided as collateral | $	$ 502,615
Number of vessels sold and leased back	11
Carrying value of vessels sold and leased back | $	$ 274,565